Owners' Capital/Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																		12 Months Ended
	Dec. 17, 2018	Nov. 15, 2018	Nov. 09, 2018	Oct. 24, 2018	Sep. 17, 2018	Aug. 10, 2018	Jul. 25, 2018	Jun. 15, 2018	May 11, 2018	Apr. 26, 2018	Mar. 15, 2018	Feb. 14, 2018	Feb. 08, 2018	Jan. 30, 2018	Dec. 15, 2017	Nov. 16, 2017	Nov. 10, 2017	Oct. 25, 2017	Sep. 15, 2017	Aug. 11, 2017	Jul. 26, 2017	May 12, 2017	Apr. 26, 2017	Feb. 10, 2017	Jan. 26, 2017	Nov. 11, 2016	Oct. 26, 2016	Aug. 12, 2016	Jun. 27, 2016	May 13, 2016	Apr. 27, 2016	Feb. 12, 2016	Jan. 27, 2016	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Owners' Capital/Partners' Equity
Amount paid																																		$ 118,094	$ 90,280		$ 65,577
Common units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared				$ 0.53			$ 0.53			$ 0.53				$ 0.5235				$ 0.5175			$ 0.51		$ 0.50		$ 0.49		$ 0.478		$ 0.478		$ 0.478		$ 0.478
Amount paid			$ 25,716			$ 24,272			$ 24,272			$ 22,845					$ 22,377			$ 21,001		$ 20,121		$ 19,549		$ 17,078		$ 17,077		$ 15,712		$ 15,710
Series A preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		$ 0.5390625					0.5390625		$ 0.5390625				$ 0.5390625			$ 0.5390625					$ 0.71875
Amount paid	$ 3,100				$ 3,100			$ 3,100			$ 3,100				$ 3,100				$ 4,132
Series B preference units
Owners' Capital/Partners' Equity
Quarterly cash distribution declared		$ 0.5125					$ 0.5125		$ 0.5125				$ 0.33028
Amount paid	$ 2,356				$ 2,357			$ 2,357			$ 1,519

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).